OPERATING SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about entity reportable segments, assets and liabilities [Table Text Block]
	Operations
	GMC	Topia	Coricancha	Exploration	Corporate	Total
2017
External mineral sales	$49,366	$14,380	$–	$–	$–	$63,746
Income (loss) before income taxes	10,865	1,843	(2,260)	(1,491)	(6,201)	2,756
Income tax expense	868	66	–	–	532	1,466
Net income (loss)	9,997	1,777	(2,260)	(1,491)	(6,733)	1,290
Additions to non-current assets	2,122	2,307	15,194	–	–	19,623

As at December 31, 2017
Total assets	$13,887	$14,102	$30,050	$2,568	$61,273	$121,880
Total liabilities	$5,867	$2,260	$27,189	$54	$5,369	$40,739

2016
External mineral sales	$49,831	$12,050	$–	$–	$–	$61,881
Income (loss) before income taxes	17,923	1,084	–	(3,162)	(18,454)	(2,609)
Income tax expense	979	63	–	–	467	1,509
Net income (loss) for the year	16,944	1,021	–	(3,162)	(18,921)	(4,118)
Additions to non-current assets	2,773	1,975	–	–	–	4,748

As at December 31, 2016
Total assets	$13,889	$11,767	$–	$2,328	$61,457	$89,441
Total liabilities	$5,321	$1,856	$–	$75	$4,901	$12,153

Disclosure of revenue [Table Text Block]
	2017	2016
Silver	$33,145	$34,475
Gold	28,186	27,270
Lead	2,741	1,808
Zinc	3,853	2,318
Ore processing revenue	–	410
Smelter and refining charges	(4,179)	(5,278)
Impact of change in functional currency	–	878
	$63,746	$61,881

Disclosure of revenue from contracts with customers [Table Text Block]
Customer	Segment	2017	2016
Customer A	GMC	$24,433	$29,979
Customer B	GMC	24,805	19,633
Customer C	Topia	14,508	11,859
Other customers		–	410
		$63,746	$61,881